EQUITY (Details Narrative) (USD $)	9 Months Ended
	Jun. 30, 2013	May 17, 2013	Mar. 31, 2013	Sep. 30, 2012
Equity [Abstract]
Sold shares of common stock	1,300,000
Proceeds from sale of common stock	$ 325,000
Shares issued and outstanding, original	235,013,616		58,568,404	127,638,616
Shares issued and outstanding, increased amount	235,013,616	234,273,616		127,638,616